Shareholder Report, Average Annual Return (Details) 192941_Aptus Large Cap Upside ETF_TF_TSR Annual {TF}	12 Months Ended	17 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Aptus Large Cap Upside ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aptus Large Cap Upside ETF NAV
Average Annual Return, Percent	20.73%	6.56%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	31.05%	16.13%